As filed with the Securities and Exchange Commission on October 5, 2004
                                     Investment Company Act file number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  New Jersey Daily Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 1/31

Date of reporting period: 07/31/04

--------------------------------------------------------------------------------
                                           600 Fifth Avenue, New York, NY 10020
                                                                 (212) 830-5200

NEW JERSEY
DAILY MUNICIPAL
INCOME FUND, INC.
================================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") for the period February 1, 2004 through July 31, 2004.


The Fund had net assets of $158,471,235 and 814 active shareholders as of July 31, 2004.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,

/s/Steven W. Duff


Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JULY 31, 2004
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2004 through July 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meantto highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------

                                     Beginning Account      Ending Account Value
 Class A & JP Morgan Select Shares     Value 2/1/04                7/31/04           Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
Actual                                   $1,000.00                $1,000.55                       $4.58
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before           $1,000.00                $1,040.80                       $4.67
expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account      Ending Account Value
          Class B Shares               Value 2/1/04                7/31/04           Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
Actual                                   $1,000.00                $1,001.52                       $3.63
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before           $1,000.00                $1,042.70                       $3.71
expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.92%, 0.73% and 0.92% for the Class A, Class B and JPMorgan Select shares, respectively, multiplied by the average account value over the period (February 1, 2004 through July 31, 2004), multiplied by 182/366 (to reflect the six month period).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 2004
(UNAUDITED)
================================================================================

                                                                                                                         Ratings (a)
                                                                                                                    ----------------
      Face                                                                      Maturity               Value                Standard
    Amount                                                                        Date       Yield    (Note 1)      Moody's & Poor's
    ------                                                                        ----       -----     ------       ------- --------
Put Bonds (b) (4.21%)
------------------------------------------------------------------------------------------------------------------------------------

$ 1,000,000   Plaquemines, LA Port & Harbor
              (International Marine Terminal Project) - Series 1984B (c)
              LOC KBC Bank                                                      03/15/05     1.08%   $  1,000,000
    195,000   Puerto Rico Industrial Medical & Environmental RB (c)
              (Abbott Laboratories Project)                                     03/01/05     1.30         195,000
  5,470,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) (c)                                 03/01/05     1.30       5,470,000
-----------                                                                                          -------------
  6,665,000   Total Put Bonds                                                                           6,665,000
-----------                                                                                          -------------
Tax Exempt Commercial Paper (5.18%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,710,000   Harris County, TX - Series D                                      08/06/04     1.06%   $  1,710,000    P1          A1+
  2,500,000   New Jersey EDA RB (Chambers Co-Generation)
              Insured by FSA                                                    10/05/04     1.13       2,500,000   VMIG-1       A1+
  4,000,000   Salem County, NJ PCFA (Philadelphia Electric Co.) - Series 1993
              LOC Bank One                                                      08/23/04     1.16       4,000,000   VMIG-1       A1+
-----------                                                                                          ------------
  8,210,000   Total Tax Exempt Commercial Paper                                                         8,210,000
-----------                                                                                          ------------
Tax Exempt General Obligation Notes & Bonds (25.70%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Brick Township, NJ TAN (c)                                        04/14/05     1.45%   $  2,014,539
  2,000,000   Burlington County, NJ (c)                                         08/05/05     1.62       2,007,440
  4,118,000   Burlington County, NJ BAN (c)
              (Solid Waste Utility) - Series 2004                               07/15/05     1.60       4,119,842
  2,019,000   City of Linden, NJ BAN
              (Sanitary Landfill Improvement Project)                           06/28/05     1.65       2,043,308    MIG-1
  2,971,085   Cranbury Township, NJ BAN (c)                                     07/22/05     1.60       3,010,876
  1,000,000   Hingham, MA BAN (c)                                               06/22/05     1.65       1,009,634
  1,000,000   Honolulu City and County, HI - Series D (c)
              Insured by FGIC                                                   02/01/05     1.10       1,016,684
  3,806,740   Maple Shade Township, NJ BAN (c)                                  01/14/05     1.25       3,819,506
  3,175,000   Milltown Borough, NJ GO BAN (County of Middlesex) (c)             08/18/04     1.02       3,176,065
  7,200,000   New Jersey & New York ABN AMRO Municipal TOPs
              Certificates Trust - Series 2002-33
              LOC Dexia CLF                                                     09/08/04     1.12       7,200,000   VMIG-1

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2004
(UNAUDITED)
================================================================================

                                                                                                                         Ratings (a)
                                                                                                                    ----------------
      Face                                                                      Maturity                 Value             Standard
    Amount                                                                        Date       Yield     (Note 1)     Moody's & Poor's
    ------                                                                        ----       -----      ------      ------- --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$ 2,690,000   New Jersey EDA RB
              (Public Schools Small Project Loan Program)(c)                    08/15/04     1.00%   $  2,691,028
  1,500,000   New Jersey State Transportation Trust Authority RB - Series A (c)
              Insured by AMBAC Indemnity Corp.                                  06/15/05     1.57       1,563,514
  2,740,775   Ocean Township, NJ BAN (c)                                        01/14/05     1.10       2,751,837
    525,000   Piscataway Township, NJ GO
              (General Improvement & Sewer Utility Bond) (c)
              Insured by MBIA Insurance Corp.                                   03/01/05     1.02         531,366
  2,921,250   Township of North Bergen, NJ BAN (c)                              05/17/05     1.45       2,945,186
    825,000   Trenton, NJ GO Refunding Bond (c)
              Insured by AMBAC Indemnity Corp.                                  01/15/05     1.10         828,358
-----------                                                                                          ------------
 40,491,850   Total Tax Exempt General Obligation Notes & Bonds                                        40,729,183
-----------                                                                                          ------------
Variable Rate Demand Instruments (d) (64.45%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 1996
              LOC General Electric Capital Corporation                          07/01/26     1.09%   $  4,900,000                A1
  2,000,000   City of Pulaski and Giles, TN IDRB
              (Martin Methodist College Program)
              LOC Amsouth Bank, N.A.                                            01/01/24     1.23       2,000,000   VMIG-1
  1,000,000   Connecticut State GO                                              05/15/14     1.09       1,000,000   VMIG-1       A1+
  4,000,000   Massachusetts State HEFA (Harvard University) - Series GG-1       07/01/29     1.00       4,000,000   VMIG-1       A1+
  4,200,000   Monmouth County, NJ Improvement Authority RB
              (Aces Pooled Government Loan Program)
              LOC Bank of New York                                              08/01/16     1.02       4,200,000   VMIG-1
  2,742,500   Morgan Stanley Floating Rate Trust
              (Mercer County Improvement Authority) - Series 2000-402           01/01/18     1.08       2,742,500   VMIG-1
  1,100,000   New Jersey State Municipal Securities Trust Receipts - Series CB1 02/15/11     1.09       1,100,000   VMIG-1
  3,600,000   New Jersey EDA (Stolthaven Project) - Series A
              LOC Citibank, N.A.                                                01/15/18     1.03       3,600,000    P1          A1+
  2,000,000   New Jersey EDA (United Water Project) - Series 1996A
              Insured by AMBAC Indemnity Corp.                                  11/01/26     1.09       2,000,000   VMIG-1       A1+
  3,795,000   New Jersey EDA EDRB (Airis Newark LLC Project)
              Insured by AMBAC Indemnity Corp.                                  01/01/19     1.10       3,795,000   VMIG-1       A1

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                         Ratings (a)
                                                                                                                    ----------------
      Face                                                                      Maturity                Value               Standard
    Amount                                                                        Date       Yield     (Note 1)     Moody's & Poor's
    ------                                                                        ----       -----      ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$ 1,550,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (c)
              LOC First Union National Bank                                     12/01/08     1.25%   $  1,550,000
    100,000   New Jersey EDA Manufacturing Facility RB
              (Commerce Center Project)
              LOC PNC Bank, N.A.                                                08/01/17     1.02         100,000                A1
  2,390,000   New Jersey EDA RB (Color Graphics Inc. Project) (c)
              LOC First Union National Bank                                     12/01/17     1.20       2,390,000
 11,000,000   New Jersey EDA RB (Encapgulf Holdings LLC) - Series B
              LOC Wachovia Bank & Trust Company, N.A.                           02/01/16     1.09      11,000,000   VMIG-1       A1+
  2,180,000   New Jersey EDA RB (Filtra Corporation Project) (c)
              LOC Summit Bank                                                   08/01/15     1.30       2,180,000
  3,370,000   New Jersey EDA RB (Senior Care-Bayshore Health) - Series A
              LOC KBC Bank                                                      04/01/28     1.08       3,370,000   VMIG-1
  2,000,000   New Jersey EDA RB ROCs RR II R 2087
              Insured by AMBAC Indemnity Corp.                                  09/01/23     1.11       2,000,000                A1+
  1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
              LOC Bank of America                                               10/15/09     1.09       1,000,000    P1
  2,000,000   New Jersey EDA School RB (Peddie School) - Series 1994B           02/01/19     1.02       2,000,000                A1
    650,000   New Jersey EDA School RB (Peddie School) - Series 1996            02/01/26     1.02         650,000                A1
  3,700,000   New Jersey EDA Special Facility RB
              (Port Newark Container Terminal LLC Project) Series 2003
              LOC Citibank, N.A.                                                07/01/30     1.12       3,700,000                A1+
  4,500,000   New Jersey EDA Thermal Energy Facility RB
              LOC Bank One                                                      12/01/09     1.08       4,500,000   VMIG-1
  2,700,000   New Jersey Health Care Facilities (Saint Barnabas Health)
              - Series A
              LOC Chase Manhattan Bank, N.A.                                    07/01/31     1.07       2,700,000   VMIG-1       A1+
  3,000,000   New Jersey HFFA RB (Meridian Health Systems) - Series B
              LOC Fleet Bank                                                    07/01/33     1.08       3,000,000   VMIG-1       A1
  2,005,000   New Jersey Sports & Expo Authority Contract P-Floats 649R
              Insured by MBIA Insurance Corp.                                   03/01/18     1.09       2,005,000                A1+
  3,500,000   New Jersey Sports & Expo Authority Services - Series C
              Insured by MBIA Insurance Corp.                                   09/01/24     1.08       3,500,000   VMIG-1       A1+
  2,450,000   New Jersey State EDA RB (Campus 130 Association) (c)
              LOC Bank of New York                                              12/01/11     1.14       2,450,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2004
(UNAUDITED)
================================================================================

                                                                                                                         Ratings (a)
                                                                                                                    ----------------
      Face                                                                      Maturity                 Value             Standard
    Amount                                                                        Date       Yield     (Note 1)     Moody's & Poor's
    ------                                                                        ----       -----      ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$ 5,000,000   New Jersey State Educational Facilities
              (College of New Jersey) - Series A
              Insured by AMBAC Indemnity Corp.                                  07/01/29     1.06%   $  5,000,000   VMIG-1       A1+
  1,400,000   Ohio State Water Development Authority PCRB
              (Ohio Edison Co. Project) - Series B
              LOC Wachovia Bank & Trust Company, N.A.                           09/01/18     1.15       1,400,000    P1          A1+
 10,700,000   Union County, NJ PCFA (Exxon Project)                             10/01/24     0.99      10,700,000    P1          A1+
  3,500,000   Union County, NJ PCFA (Exxon Project) - Series 1994A              07/01/33     0.95       3,500,000    P1          A1+
  1,705,000   Washington HFC MHRB
              (Heatherwood Apartments Project) - Series A
              LOC US Bank, N.A.                                                 01/01/35     1.20       1,705,000                A1
  1,000,000   Washington HFC MHRB (Pointe Apartments Project) - Series A
              LOC US Bank, N.A.                                                 01/01/30     1.20       1,000,000                A1
  1,400,000   Will County, IL Exempt Facilities IDRB
              (BP Amoco Chemical Co. Project)                                   07/01/32     1.15       1,400,000   VMIG-1       A1+
-----------                                                                                          ------------
102,137,500   Total Variable Rate Demand Instruments                                                  102,137,500
-----------                                                                                          ------------
              Total Investments (99.54%) (cost $157,741,683+)                                         157,741,683
              Cash and other assets net of liabilities (0.46%)                                            729,552
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $158,471,235
                                                                                                     ============
              Net Asset Value, offering and redemption price per share:
              Class A shares,         96,673,103 shares outstanding (Note 3)                          $      1.00
                                                                                                     ============
              Class B shares,         19,228,282 shares outstanding (Note 3)                          $      1.00
                                                                                                     ============
              JPMorgan Select shares, 42,587,215 shares outstanding (Note 3)                          $      1.00
                                                                                                     ============


              +   Aggregate cost for federal income tax purposes is identical











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to the rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:



     BAN      =   Bond Anticipation Note                      IDRB       =      Industrial Development Revenue Bond
     EDA      =   Economic Development Authority              LOC        =      Letter of Credit
     EDRB     =   Economic Development Revenue Bond           MHRB       =      Multi-family Housing Revenue Bond
     FGIC     =   Financial Guaranty Insurance Company        PCFA       =      Pollution Control Finance Authority
     FSA      =   Financial Security Assurance                PCRB       =      Pollution Control Revenue Bond
     GO       =   General Obligation                          RB         =      Revenue Bond
     HEFA     =   Health and Education Facilities Authority   ROCs       =      Reset Option Certificates
     HFC      =   Housing Finance Commission                  TAN        =      Tax Anticipation Note
     HFFA     =   Health Facility Finance Authority           TOPs       =      Tender Option Puts



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JULY 31, 2004
(UNAUDITED)
================================================================================

------------------------- ---------------------------- -------------------------
         States                      Value                     % of Portfolio
------------------------- ---------------------------- -------------------------

Connecticut                   $      1,000,000                       0.63%
Hawaii                               1,016,684                       0.64
Illinois                             1,400,000                       0.89
Louisiana                            1,000,000                       0.63
Massachusetts                        5,009,634                       3.18
New Jersey                         134,835,365                      85.48
Ohio                                 1,400,000                       0.89
Puerto Rico                          5,665,000                       3.59
Tennessee                            2,000,000                       1.27
Texas                                1,710,000                       1.08
Washington                           2,705,000                       1.72
------------------------- ---------------------------- -------------------------

Total                          $   157,741,683                    100.00%
------------------------- ---------------------------- -------------------------















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2004
(UNAUDITED)
================================================================================

INVESTMENT INCOME


Income:
    Interest..................................................................  $       772,266
                                                                                ---------------
Expenses: (Note 2)
    Investment management fee.................................................          224,024
    Administration fee........................................................          156,817
    Shareholder servicing fee (Class A shares)................................          101,072
    Shareholder servicing fee (JPMorgan Select shares)........................           36,853
    Custodian expenses........................................................            6,359
    Shareholder servicing and related shareholder expenses+...................           46,922
    Legal, compliance and filing fees.........................................           47,336
    Audit and accounting......................................................           52,967
    Directors' fees and expenses..............................................            5,250
    Other.....................................................................            5,879
                                                                                ---------------
      Total expenses..........................................................          683,479
      Less:Expenses paid indirectly (Note 2)..................................  (           429)
           Fees waived (Note 2)...............................................  (         4,659)
                                                                                ---------------
      Net expenses............................................................          678,391
                                                                                ---------------
Net investment income.........................................................           93,875

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.......................................  (         1,240)
                                                                                ---------------
Increase in net assets from operations........................................  $        92,635
                                                                                ===============

+ Includes class specific transfer agency expenses of $25,268, $2,856 and $ 9,213 for Class A, Class B and JPMorgan Select shares, respectively.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                           Six Months
                                                                              Ended                       Year
                                                                          July 31, 2004                   Ended
                                                                           (Unaudited)               January 31,2004
                                                                        ----------------           ------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income.....................................        $          93,875           $          254,831
     Net realized gain (loss) on investments...................        (           1,240)                         -0-
                                                                        ----------------           ------------------
Increase in net assets from operations.........................                   92,635                      254,831
Dividends to shareholders from net investment income*:

        Class A shares.........................................        (          55,806)          (          147,510)
        Class B shares.........................................        (          17,584)          (           36,198)
        JPMorgan Select shares.................................        (          20,485)          (           71,123)

Capital share transactions (Note 3):

        Class A shares.........................................                  658,219           (       36,282,797)
        Class B shares.........................................                7,311,510                    1,791,734
        JPMorgan Select shares.................................                2,226,849           (       11,922,266)
                                                                       -----------------            -----------------
        Total increase (decrease)..............................               10,195,338           (       46,413,329)


Net assets:
     Beginning of period.......................................              148,275,897                  194,689,226
                                                                       -----------------           ------------------
     End of period.............................................        $     158,471,235           $      148,275,897
                                                                       =================           ==================

     Undistributed net investment income.......................        $             -0-           $              -0-
                                                                       =================           ==================


* Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, municipal money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Distribution for JPMorgan Select shares commenced on July 9, 1999. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:


     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager"), at the annual rate of ..30% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A and JPMorgan Select shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended July 31, 2004, the Distributor voluntarily waived the following fees:

Shareholder servicing fees - Class A                    $    3,428
Shareholder servicing fees - JPMorgan Select shares     $    1,231

The Distributor has no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $37,526 paid to Reich & Tang Services, Inc. an affiliate of the Manager, as transfer agent for the Fund.

For the period ended July 31, 2004, the Fund had expense offsets of $429 from Shareholder Servicing and related shareholder expenses.

3. Capital Stock

At July 31, 2004, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $158,472,559. Transactions in capital stock, all at $1.00 per share, were as follows:



                                                          Six Months Ended             Year
                                                           July 31, 2004               Ended
Class A shares                                              (Unaudited)           January 31, 2004
--------------                                            ---------------         ----------------

Sold........................................                  243,258,559             436,063,415
Issued on reinvestment of dividends.........                       36,461                 111,061
Redeemed....................................              (   242,636,801)        (   472,457,273)
                                                           --------------          --------------
Net increase (decrease).....................                      658,219         (    36,282,797)
                                                          ===============          ==============

Class B shares
--------------
Sold........................................                   39,879,080              67,658,838
Issued on reinvestment of dividends.........                       15,325                  36,084
Redeemed....................................              (    32,582,895)        (    65,903,188)
                                                           --------------          --------------
Net increase................................                    7,311,510               1,791,734
                                                           ==============         ===============


JPMorgan Select shares
----------------------
Sold........................................                   29,741,194              53,583,174
Issued on reinvestment of dividends.........                       18,282                  75,299
Redeemed....................................              (    27,532,627)        (    65,580,739)
                                                           --------------          --------------
Net increase (decrease).....................                    2,226,849         (    11,922,266)
                                                          ===============          ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
4. Liabilities
At July 31, 2004, the Fund had the following liabilities:
Fees payable to Affiliates*...............       $      82,435
Payable for securities purchased..........           2,007,440
Dividends payable.........................              15,120
Accrued other payables....................              58,478
                                                 -------------
   Total liabilities......................       $   2,163,473
                                                 =============

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

5. Tax Information

Accumulated undistributed net realized loss at January 31, 2004 amounted to $84. Such loss represents tax basis net capital loss which may be carried forward to offset future capital gains. Such loss expires on January 31, 2008. During the year ended January 31, 2004, $12,157 of the capital loss carryforward had expired.

At January 31, 2004, the Fund had undistributed tax exempt income of $5,870 for income tax purposes included in dividends payable.

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 59% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

7. Financial Highlights


                                           Six Months         Year Ended                                  Year Ended
                                              Ended           January 31,       Three Months              October 31,
                                          July 31, 2004    ------------------       Ended          --------------------------
Class A Shares                             (Unaudited)      2004       2003    January 31, 2002    2001       2000       1999
--------------                             -----------     -------    -------  ----------------    ----       ----       ----

Per Share Operating Performance:
(for a share outstanding throughout the period)



Net asset value, beginning of period.......   $ 1.00        $ 1.00     $ 1.00       $  1.00      $  1.00   $  1.00     $  1.00
                                              --------      --------   --------     ---------    ---------  ---------  --------

Income from investment operations:

    Net investment income..................     0.001         0.001      0.005         0.002        0.022      0.030      0.023
    Net realized and unrealized gain (loss)
     on investments........................       --            --         --            --           --         --         --
                                              --------      --------   --------     ---------    ---------  ---------  --------
Total from investment operations...........     0.001         0.001      0.005         0.002        0.022      0.030      0.023
                                              --------      --------   --------     ---------    ---------  ---------  --------
Less distributions from:
  Dividends from net investment
       income..............................   ( 0.001)      ( 0.001)   ( 0.005)     (  0.002)    (  0.022)  (  0.030)  ( 0.023)
  Net realized gains on investments........   (  --  )      (   -- )   (   -- )     (   --  )    (   --  )  (   --  )  (  --  )
                                              --------      --------   --------     ---------    ---------  ---------  --------

Total distributions........................   ( 0.001)      ( 0.001)   ( 0.005)     (  0.002)    (  0.022)  (  0.030)  ( 0.023)
                                              --------      --------   --------     ---------    ---------  ---------  --------

Net asset value, end of period.............   $ 1.00        $ 1.00     $ 1.00       $  1.00      $  1.00   $   1.00   $  1.00
                                              ========      ========   ========     =========   =========  =========  ========
Total Return...............................     0.06%(a)      0.14%      0.53%         0.21%(a)     2.21%      3.00%     2.30%

Ratios/Supplemental Data

Net assets, end of period (000's omitted)..   $ 96,662      $ 96,004   $132,287     $ 106,056    $ 121,956 $  93,848  $146,824
Ratios to average net assets:
    Expenses (net of fees waived)(b).......     0.92%(c)      0.90%      0.89%         0.87%(c)     0.88%      0.89%     0.86%
    Net investment income..................     0.11%(c)      0.14%      0.53%         0.82%(c)     2.13%      2.96%     2.27%
    Shareholder servicing fees waived......     0.01%(c)      0.02%      0.00%         0.00%(c)     0.00%      0.00%     0.00%
    Expenses paid indirectly ..............     0.00%(c)      0.00%      0.00%         0.00%(c)     0.01%      0.00%     0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
7. Financial Highlights (Continued)


                                              Six Months        Year Ended                                   Year Ended
                                                Ended           January 31,          Three Months            October 31,
                                             July 31, 2004   ------------------         Ended        ---------------------------
Class B Shares                                (Unaudited)     2004       2003     January 31, 2002   2001       2000       1999
--------------                                 ----------    -------    -------   -----------------  ------    -------    ------


Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period.......    $ 1.00        $ 1.00     $ 1.00       $  1.00      $  1.00     $ 1.00     $ 1.00
                                               --------      --------   --------     ---------    ---------   ---------  --------

Income from investment operations:

    Net investment income..................      0.002         0.003      0.007         0.003        0.024      0.032      0.025
  Net realized and unrealized gain (loss)
     on investments........................        --            --         --           --            --         --         --
                                               --------      --------   --------     ---------    ---------   ---------  --------
Total from investment operations...........      0.002         0.003      0.007         0.003        0.024      0.032      0.025
                                               --------      --------   --------     ---------    ---------   ---------  --------
Less distributions from:
    Dividends from net investment
        income.............................    ( 0.002)      ( 0.003)   ( 0.007)     (  0.003)    (  0.024)   ( 0.032)   ( 0.025)
  Net realized gains on investments........    (  --  )      (  --  )   (   -- )     (   --  )    (  --   )   (  --  )   ( --   )
                                               --------      --------   --------     ---------    ---------   --------   --------

Total distributions........................    ( 0.002)      ( 0.003)   ( 0.007)     (  0.003)    (  0.024)   (  0.032)  ( 0.025)
                                               --------      --------   --------     ---------    ---------   ---------  --------

Net asset value, end of period.............    $ 1.00        $ 1.00     $ 1.00       $  1.00      $  1.00     $  1.00    $  1.00
                                               ========      ========   ========     =========    =========   =========  ========
Total Return...............................      0.15%(a)      0.32%      0.73%         0.26%(a)     2.44%       3.22%      2.51%

Ratios/Supplemental Data

Net assets, end of period (000's omitted)..    $ 19,226      $ 11,916   $ 10,124     $ 12,920     $ 16,019    $ 12,418   $  6,770

Ratios to average net assets:

    Expenses (b)...........................      0.73%(c)      0.73%      0.69%         0.65%(c)     0.66%       0.67%      0.67%
    Net investment income..................      0.31%(c)      0.32%      0.73%         1.05%(c)     2.41%       3.23%      2.48%
    Expenses paid indirectly ..............      0.00%(c)      0.00%      0.00%         0.00%(c)     0.01%       0.00%      0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
7. Financial Highlights (Continued)

                                             Six Months        Year Ended,    Three Months      Year Ended       July 9, 1999
                                                Ended          January 31,        Ended         October 31,    (Commencement of
                                            July 31, 2004     --------------   January 31,     --------------    Offering)to
JPMorgan Select shares                       (Unaudited)      2004      2003       2002        2001      2000  October 31, 1999
----------------------                      -------------     ----      ----   -----------     ----      ----  ----------------

Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period            $ 1.00       $ 1.00    $ 1.00     $ 1.00      $ 1.00    $ 1.00       $ 1.00
                                                --------     --------  --------   --------    --------  --------     --------
Income from investment operations:

  Net investment income.....................      0.001        0.001     0.005      0.002       0.022     0.030        0.007
  Net realized and unrealized gain (loss)
     on investments.........................        --           --        --         --          --        --           --
                                                 --------     --------  --------   --------    --------  --------     --------
Total from investment operations............      0.001        0.001     0.005      0.002       0.022     0.030        0.007
                                                 --------     --------  --------   --------    --------  --------     --------
Less distributions from:
  Dividends from net investment
         income.............................    ( 0.001)     ( 0.001)  ( 0.005)   ( 0.002)    ( 0.022)  ( 0.030)     ( 0.007)
  Net realized gains on investments.........    (  --  )     ( --   )  (  --  )   (  --  )    (  --  )  (  --  )     (  --  )
                                                --------     --------  --------   --------    --------  --------     --------
Total distributions.........................    ( 0.001)     ( 0.001)  ( 0.005)   ( 0.002)    ( 0.022)  ( 0.030)     ( 0.007)
                                                --------     --------  --------   --------    --------  --------     --------
Net asset value, end of period..............    $ 1.00       $ 1.00    $ 1.00     $ 1.00      $ 1.00    $ 1.00       $ 1.00
                                                ========     ========  ========   ========    ========  ========     ========
Total Return................................      0.06%(a)     0.14%     0.53%      0.21%(a)    2.21%     3.00%        0.72%(a)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)...    $ 42,583     $ 40,356  $ 52,278   $ 72,688    $ 63,248  $ 51,622     $ 45,109
Ratios to average net assets:

 Expenses (Net of fees waived)(b)...........      0.92%(c)     0.90%     0.89%      0.87%(c)    0.88%     0.89%        0.86%(c)
 Net investment income......................      0.11%(c)     0.14%     0.53%      0.82%(c)    2.13%     2.96%        2.27%(c)
 Shareholder servicing fees waived..........      0.01%(c)     0.02%     0.00%      0.00%(c)    0.00%     0.00%        0.00%(c)
 Expenses paid indirectly...................      0.00%(c)     0.00%     0.00%      0.00%(c)    0.01%     0.00%        0.00%(c)




(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================
ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund will be required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters beginning with its third quarter ending on October 31, 2004. Once filed, the Fund's Form N-Q will be available without charge on the SEC's website (http//www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

--------------------------------------------------------------------------------






-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


  New Jersey Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


  Transfer Agent & Dividend
    Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



  NJ7/04S

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------













NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.




























                                  Semi-Annual Report
                                     July 31, 2004
                                      (Unaudited)




--------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.

By (Signature and Title)*       /s/ Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date October 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Steven W. Duff
                                    Steven W. Duff, President
Date October 5, 2004

By (Signature and Title)*       /s/ Richard De Sanctis
                                    Richard DeSanctis, Treasurer
Date October 5, 2004

* Print the name and title of each signing officer under his or her signature.